Annual Fund Operating Expenses	Jan. 31, 2024
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Shareholder services fees	0.10%
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.20%
Institutional Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Shareholder services fees	0.00%	[2]
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.18%
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Shareholder services fees	0.00%	[4]
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.20%	[5]
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Shareholder services fees	0.00%	[6]
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	0.18%
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Shareholder services fees	0.01%
Miscellaneous other expenses	0.05%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	0.20%
Institutional Class Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Institutional Class Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Shareholder services fees	0.00%	[9]
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[10]
Net Expenses (as a percentage of Assets)	0.18%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund's Preferred shares until May 31, 2025, so that the direct expenses of Preferred shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .10%. The fund's Preferred shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to reimburse the fund's management fee or common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Institutional shares (which amounted to .01% for the past fiscal year). On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[2]	Amount represents less than .01%.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[4]	Amount represents less than ..01%.
[5]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[6]	Amount represents less than .01%.
[7]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
[8]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's Institutional shares so that the direct expenses of the fund's Institutional shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .20%. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.
[9]	Amount represents less than .01%.
[10]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.